Income Taxes - Income Tax Expense Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. tax benefit at statutory rate	$ (21,785)	$ (11,423)	$ (3,495)
U.S. state income tax	(303)	(383)	(105)
State effective rate changes	333
Permanent differences	1,044	541	748
Deferred tax valuation allowances	22,097	12,758	2,848
Research and development credit	(1,885)	(1,073)
Other	499	(420)	4
Income tax expense	$ 0	$ 0	$ 0